Retirement Plans and Postretirement Costs (Details 5)	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016
Pension plan weighted-average asset allocations by asset category
Target Allocation	100.00%
Plan assets - actual percentage	100.00%	100.00%
Equity investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	35.00%
Plan assets - actual percentage	38.00%	38.00%
Fixed-income Investments
Pension plan weighted-average asset allocations by asset category
Target Allocation	30.00%
Plan assets - actual percentage	56.00%	27.00%
Cash
Pension plan weighted-average asset allocations by asset category
Target Allocation	35.00%
Plan assets - actual percentage	6.00%	35.00%